MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE	8 Months Ended	9 Months Ended
	Oct. 31, 2017	Jul. 31, 2018
Risks and Uncertainties [Abstract]
MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE

NOTE 3 – MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE

Bare Metal (Successor) has unrelated customers and one related party customer, whose revenue, during the eight months ended October 31, 2017 represented in excess of 10% of the total revenue and in excess of 10% of total accounts receivable.

Concentration of revenue and related party revenue-

During the eight months ended October 31, 2017 Bare Metal (Successor) invoiced royalties and sold product and services, including freight, totaling $201,429 or 41% of its total revenue, to one related company, Taylor Brothers Inc. and $243,455 of non-related party revenue or (35%,17%,16% and 12%), respectively, to four non-related parties. During the four months ended February 28, 2017, Taylor Brothers Holdings (Predecessor) invoiced $58,741 of non-related party revenue, or (34%,21%,19% and 18%), respectively, to four unrelated parties, and $59,363 or 41% to one related party. During the year ended October 31, 2016 Taylor Brothers Holdings (Predecessor) invoiced $247,138 of non-related party revenue or (31%,28%,15% and 10%) respectively, to four unrelated company and $323,019 or 53% to one related party Company.

Concentration of accounts receivable and related party accounts receivable-

Receivables arising from sales of the Company's products are not collateralized. As of October 31, 2017 (Successor), total accounts receivable were $47,359 of which $16,355 was owed by a related party. As of October 31, 2017 (Successor), four customers represented approximately 91% (40%, 25%, 16%, 11%) of non-related accounts receivable.  As of October 31, 2016 (Predecessor), total accounts receivable were $53,800 of which $15,274 was owed by a related party. As of October 31, 2016 (Predecessor), four customers represented approximately 96% (40%, 30%, 16%, and 10%) of non-related accounts receivable.

NOTE 3 – MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE

Bare Metal Standard (successor) has unrelated customers and one related party customer, whose revenue, during the nine months ended July 31, 2018 represented in excess of 10% of the total revenue and in excess of 10% of total accounts receivable.

Concentration of revenue and related party revenue-

During the nine months ended July 31, 2018 Bare Metal Standard (successor) invoiced royalties and sold product and services, including freight, totaling $221,299 or 32.4% of its total revenue, to one related company, Taylor Brothers Inc. and $461,190 of non-related party revenue or (38.5%,15%,14% and 11%), respectively, to four non-related parties. During the five months ended July 31, 2017, Bare Metal invoiced $191,866 of non-related party revenue, or (32%, 19%, 16% and 15%), respectively, to four unrelated parties, and $124,295or 40% to one related party.

Concentration of accounts receivable and related party accounts receivable-

Receivables arising from sales of the Company's products are not collateralized. As of July 31, 2018, total accounts receivable were $121,519 of which $88,265 was owed by a related party. As of July 31, 2018 (successor), four customers represented approximately 90% (43%, 18%, 18%, and 11%) of non-related accounts receivable.  As of October 31, 2017, total accounts receivable were $47,359 of which $16,355 was owed by a related party.